SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 042 - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Accounting Policy [Line Items]
Total participant-directed investments — at fair value	$ 5,343,082,800	$ 5,029,449,043
Allocation to withdrawing participants not yet paid	5,019,240	146,862
The Procter & Gamble Company common stock
EBP, Accounting Policy [Line Items]
Total participant-directed investments — at fair value	$ 1,232,377,400	$ 1,347,714,746
Concentration of investment at fair value to total investments (in percent)	23.10%	26.80%